Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000216360 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216360 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216360 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000216360 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000216360 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216360 [Member] | Cemex S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216360 [Member] | JSW Infrastructure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216360 [Member] | Saudi National Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216360 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216360 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216360 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000216360 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000216360 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216360 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000216360 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216360 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216360 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216360 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000216360 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216360 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216360 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000216360 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216360 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216360 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000216360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078165 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078165 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078165 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000078165 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000078165 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078165 [Member] | Cemex S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078165 [Member] | JSW Infrastructure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078165 [Member] | Saudi National Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078165 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078165 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000078165 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078165 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078165 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000078165 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078165 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078165 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078165 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000078165 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078165 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078165 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078165 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078165 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078165 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000078165 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135917 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135917 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000135917 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135917 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135917 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135917 [Member] | Siemens A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135917 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000135917 [Member] | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135917 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135917 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135917 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135917 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135917 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000135917 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000135917 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135917 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135917 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135917 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135917 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135917 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135917 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135917 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135917 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000135917 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000135917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135917 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135917 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000216361 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216361 [Member] | Grupo Mexico S A B de C V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000216361 [Member] | Komatsu Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000216361 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216361 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216361 [Member] | Siemens A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216361 [Member] | Shopify Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216361 [Member] | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | L Oreal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216361 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216361 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216361 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216361 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216361 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000216361 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000216361 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216361 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216361 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216361 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000216361 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216361 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216361 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000216361 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216361 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000216361 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000216361 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216361 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000216361 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%